Investments (Tables)	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Schedule of investment balances

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments	5,010	-	-
Asset management plans	5,010	-	-
- Private equity funds products	-	2,000	291
Total short-term investments	5,010	2,000	291

Long-term investments
- Private equity funds products	5,000	2,000	291
Total long-term investments	5,000	2,000	291